Schedule of authorized shares (Details) (Parenthetical)	Mar. 31, 2025 $ / shares		Mar. 31, 2025 ₨ / shares	Mar. 31, 2024 ₨ / shares
IfrsStatementLineItems [Line Items]
Par value per share				₨ 142
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	$ 0.0001	[1]	₨ 0.008
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	0.0001	[2]	0.008
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	0.0001	[1]	0.008
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)	$ 0.0001		₨ 0.008

[1]	For movement in class F shares to Ordinary shares, refer to note 6.
[2]	Norwest Venture Partners X, LP and Norwest Venture Partners IX, LP, holding 1,196,084 and 1,196,084 Class A shares, respectively, have converted their Class A shares into 1,196,084 and 1,196,084 ordinary shares, respectively i.e. in the exchange ratio of 1:1, on February 15, 2024.